Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	₩ 4,778,770
Cash flows from financing activities	862,242	₩ 307,947	₩ (174,498)
Exchange rate effect	(220,417)
Effective interest adjustment	1,986
Ending balance	5,603,118	4,778,770
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	113,209
Cash flows from financing activities	(105,864)
Exchange rate effect	(7,345)
Ending balance		113,209
Current portion of long-term borrowings and bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	554,700
Cash flows from financing activities	(544,731)
Reclassification	1,525,616
Exchange rate effect	(83,262)
Effective interest adjustment	603
Ending balance	1,452,926	554,700
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	2,599,799
Cash flows from financing activities	1,195,415
Reclassification	(1,021,215)
Exchange rate effect	(129,810)
Ending balance	2,644,189	2,599,799
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	1,511,062
Cash flows from financing activities	497,959
Reclassification	(504,401)
Effective interest adjustment	1,383
Ending balance	₩ 1,506,003	₩ 1,511,062